Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Spectre Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002099188
Amendment Flag	true
Amendment Description	Amendment No. 1